Total Capital and Net Income Per Common Unit - Additional Information - Brookfield Transaction Warrants and Common Units Issued (Details)		1 Months Ended		12 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares shares	Sep. 30, 2017 USD ($) shares	Jun. 30, 2016 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jul. 01, 2016 USD ($)
Class of Warrant or Right [Line Items]
Units issued, price per unit (USD per unit) | $ / shares	$ 2.50
Due to affiliates				$ 163,037,000	$ 200,000,000
Proceeds from issuance of common units and warrants				640,595,000	135,246,000	$ 9,674,000
Contribution of capital from Teekay Corporation				45,315,000	3,665,000
Exercise price of warrants (USD per unit) | $ / shares	0.01
Par value (USD per unit) | $ / shares	$ 4.00
Consecutive trading days | day	10
Common Units and Additional Paid-in Capital | Limited Partner
Class of Warrant or Right [Line Items]
Contribution of capital from Teekay Corporation				$ 44,442,000	$ 3,592,000
Common Units | Limited Partner
Class of Warrant or Right [Line Items]
Common units issued | shares	256,000,000	256,000,000	21,978,022	256,000,000	27,504,000	211,077
Brookfield | Common Units
Class of Warrant or Right [Line Items]
Fair value basis of investment	$ 512,600,000
Warrants | Brookfield
Class of Warrant or Right [Line Items]
Fair value basis of investment	121,300,000
Brookfield Promissory Note | Common Units and Additional Paid-in Capital | Limited Partner
Class of Warrant or Right [Line Items]
Contribution of capital from Teekay Corporation	39,500,000
Subordinated debt
Class of Warrant or Right [Line Items]
Number of warrants to be issued (in units) | shares		11,400,000
Aggregate proceeds from the debt purchase		$ 140,000,000
Debt instrument, face amount							$ 200,000,000.0
Subordinated debt | Brookfield Promissory Note
Class of Warrant or Right [Line Items]
Due to affiliates	200,000,000			$ 200,000,000
Debt instrument, face amount	200,000,000
Extinguishment of debt	163,600,000
Subordinated debt | Teekay Corporation Promissory Note
Class of Warrant or Right [Line Items]
Debt instrument, face amount	200,000,000
Extinguishment of debt	160,500,000
Brookfield
Class of Warrant or Right [Line Items]
Purchase price paid in cash	$ 610,000,000	$ 610,000,000
Number of units to be issued/exchanged | shares	244,000,000	244,000,000
Number of warrants to be issued (in units) | shares		62,400,000
Proceeds from issuance of common units and warrants	$ 637,000,000
Brookfield | Warrants
Class of Warrant or Right [Line Items]
Number of units to be issued/exchanged | shares	62,400,000
Brookfield | Warrants | Brookfield
Class of Warrant or Right [Line Items]
Number of warrants (in units) | shares				51,000,000
Teekay Corporation
Class of Warrant or Right [Line Items]
Purchase price paid in cash	$ 30,000,000	$ 30,000,000
Number of units to be issued/exchanged | shares	12,000,000	12,000,000
Number of warrants to be issued (in units) | shares		3,100,000
Teekay Corporation | Warrants
Class of Warrant or Right [Line Items]
Number of units to be issued/exchanged | shares	3,100,000	3,100,000
Teekay Corporation | Warrants | Brookfield
Class of Warrant or Right [Line Items]
Number of warrants (in units) | shares				14,500,000
Teekay Corporation | Subordinated debt
Class of Warrant or Right [Line Items]
Number of warrants to be issued (in units) | shares	11,400,000
Aggregate proceeds from the debt purchase	$ 140,000,000